EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits expenses [Text Block]
Classes of Benefits and Expenses by Employee

	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$
Employee expenses	563,117	532,957	537,629
Wages and salaries	542,981	506,993	519,066
Severance indemnities	20,136	25,964	18,563

Disclosure of defined benefit plans [text block]
	2017	2016	2015
Discount rate	5.11%	4.52%	4.91%
Inflation	2.77%	2.79%	2.95%
Annual rate of wage growth	5.22%	5.22%	5.22%
Mortality rate (1)	RV-2014	RV-2009	RV-2009

(1)
For the purposes of determining the technical reserves, Chilean annuity providers are required by law to utilize the mortality tables specified by the SVS (currently Chilean Commission for the Financial Market). The most recent table is the RV-2014, which is based on Chilean pensioner experience from 2006-2013 (SP &; SVS, 2013). The mortality tables distinguish between males and females.

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivities to assumptions	2017 ThU.S.$

Discount rate
Increase in 100 bps	(5,170)
Decrease in 100 bps	6,018

Wage growth rates
Increase in 100 bps	5,590
Decrease in 100 bps	(5,212)

Disclosure of net defined benefit liability (asset) [text block]
The following tables set forth the balances and the reconciliation of the present value of severance indemnities obligations as of December 31, 2017 and December 31, 2016:

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Current	5,730	5,244
Non-current	66,033	60,084
Total	71,763	65,328

	12-31-2017	12-31-2016
Reconciliation of the present value of severance indemnities obligations	ThU.S.$	ThU.S.$
Opening balance	65,328	56,433
Current service cost	5,583	5,334
Interest cost	3,208	2,957
(Gains) losses from changes in actuarial assumptions	(3,711)	2,083
Actuarial gains and losses arising from experience	1,212	3,503
Benefits paid	(5,654)	(7,871)
Increase (decrease) for foreign currency exchange rates changes	5,792	2,889
Closing balance	71,763	65,328